Consolidated Statements of Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
NET LOSS	$ 4,244,525
Old Glory Holding Co [Member]
NET LOSS	(14,842,000)	$ (14,486,000)
Other comprehensive Loss:
Unrealized losses arising during the period	(408,000)	(18,000)
Reclassification adjustment for realized gains on sale	(132,000)
Deferred income tax effect
Total other comprehensive loss	(540,000)	(18,000)
TOTAL COMPREHENSIVE LOSS	$ (15,382,000)	$ (14,504,000)